Investments - Revenue Recognized from Investment Portfolio (Details) - USD ($) $ in Thousands		1 Months Ended	11 Months Ended	12 Months Ended
		Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Rental revenues:
Operating leases	[1]	$ 75,005	$ 862,891	$ 1,019,023	$ 982,847
Sublease income - operating ground lease assets	[2]	234	2,577	2,935	2,966
Amortization of lease related intangibles and costs		(231)	5,239	5,379	4,056
Total rental revenues		75,008	870,707	1,027,337	989,869
Interest income on loans and financing receivables:
Mortgage and other loans receivable		2,434	33,885	29,747	33,434
Sale-leaseback transactions accounted for as financing arrangements		2,444	31,760	117,263	79,182
Sales-type and financing receivables		448	10,822	54,953	28,816
Total interest income on loans and financing receivables		$ 5,326	$ 76,467	$ 201,963	$ 141,432

[1]	For the years ended December 31, 2025, 2024, the period from February 3, 2023 through December 31, 2023 and the period from January 1, 2023 through February 2, 2023, includes $4.1 million, $4.5 million, $3.3 million and $252,000, respectively, of property tax tenant reimbursement revenue and includes $1.1 million, $1.3 million, $1.0 million and $24,000, respectively, of variable lease revenue.
[2]	Represents total revenue recognized for the sublease of properties subject to operating ground leases to the related tenants; includes both payments made by the tenants to the ground lessors and straight-line revenue recognized for scheduled increases in the sublease rental payments.